Document and Entity Information	Feb. 27, 2020
Prospectus:
Document Type	497
Document Period End Date	Feb. 27, 2020
Registrant Name	PACIFIC SELECT FUND
Entity Central Index Key	0000813900
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 27, 2020
Document Effective Date	Feb. 27, 2020
Prospectus Date	May 01, 2019